EARNINGS PER SHARE - Schedule of Calculation of Basic and Diluted Net Income per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Earnings Per Share [Abstract]
Net (loss) income	$ (10,256)	$ 20,310	$ 27,370
Net income attributable to noncontrolling interest	4,634	6,107	7,179
Net (loss) income attributable to Cognyte Software Ltd.	$ (14,890)	$ 14,203	$ 20,191
Ordinary shares outstanding:
Basic shares (in shares)	66,570	65,773	65,773
Effective of dilutive shares (in shares)	0	0	0
Diluted shares (in shares)	66,570	65,773	65,773
Net (loss) income per share attributable to Cognyte Software Ltd.:
Basic (in dollars per share)	$ (0.22)	$ 0.22	$ 0.31
Diluted (in dollars per share)	$ (0.22)	$ 0.22	$ 0.31